Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Jun. 17, 2011
(PIMCO Emerging Multi-Asset Fund - Institutional) | Institutional Class
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees
Organizational Expenses	0.06%
Short Sales Expenses	0.09%	[1]
Other Expenses	0.15%	[2]
Acquired Fund Fees and Expenses	0.99%	[3]
Total Annual Fund Operating Expenses	2.49%
Expense Reimbursement	(1.00%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.49%	[6]
(PIMCO Emerging Multi-Asset Fund - Institutional) | Class P
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees
Organizational Expenses	0.06%
Short Sales Expenses	0.09%	[1]
Other Expenses	0.15%	[2]
Acquired Fund Fees and Expenses	0.99%	[3]
Total Annual Fund Operating Expenses	2.59%
Expense Reimbursement	(1.00%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.59%	[6]
(PIMCO Emerging Multi-Asset Fund - Institutional) | Administrative Class
Operating Expenses:
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees	0.25%
Organizational Expenses	0.06%
Short Sales Expenses	0.09%	[1]
Other Expenses	0.15%	[2]
Acquired Fund Fees and Expenses	0.99%	[3]
Total Annual Fund Operating Expenses	2.74%
Expense Reimbursement	(1.00%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.74%	[6]
(PIMCO Emerging Multi-Asset Fund - Institutional) | Class D
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	0.25%
Organizational Expenses	0.06%
Short Sales Expenses	0.09%	[1]
Other Expenses	0.15%	[2]
Acquired Fund Fees and Expenses	0.99%	[3]
Total Annual Fund Operating Expenses	2.84%
Expense Reimbursement	(1.00%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.84%	[6]
(PIMCO Emerging Multi-Asset Fund - Retail) | Class A
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	0.25%
Organizational Expenses	0.06%
Short Sales Expenses	0.09%	[1]
Other Expenses	0.15%	[2]
Acquired Fund Fees and Expenses	0.99%	[3]
Total Annual Fund Operating Expenses	2.84%
Expense Reimbursement	(1.00%)	[5],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.84%	[8]
(PIMCO Emerging Multi-Asset Fund - Retail) | Class C
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	1.00%
Organizational Expenses	0.06%
Short Sales Expenses	0.09%	[1]
Other Expenses	0.15%	[2]
Acquired Fund Fees and Expenses	0.99%	[3]
Total Annual Fund Operating Expenses	3.59%
Expense Reimbursement	(1.00%)	[5],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.59%	[8]
(PIMCO Emerging Multi-Asset Fund - Retail) | Class R
Operating Expenses:
Management Fees	1.45%
Distribution and/or Service (12b-1) Fees	0.50%
Organizational Expenses	0.06%
Short Sales Expenses	0.09%	[1]
Other Expenses	0.15%	[2]
Acquired Fund Fees and Expenses	0.99%	[3]
Total Annual Fund Operating Expenses	3.09%
Expense Reimbursement	(1.00%)	[5],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.09%	[8]

[1]	"Short Sale Expenses" reflect dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Estimated amounts for the Fund's first fiscal year.
[3]	Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses) include estimated interest expense of 0.05%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[4]	PIMCO has contractually agreed, through October 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[5]	PIMCO has contractually agreed, through October 31, 2012, to waive, first, the supervisory and administrative fee and then the advisory fee it receives from the Fund in an amount equal to the expenses attributable to advisory and supervisory and administrative fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's supervisory and administrative fee and advisory fee are greater than or equal to the advisory and supervisory and administrative fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[6]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding dividends paid on borrowed securities and interest expense of the Underlying PIMCO Funds is 1.35%, 1.45%, 1.60% and 1.70% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[7]	PIMCO has contractually agreed, through October 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[8]	Total Annual Operating Expenses After Expense Reimbursement excluding dividends paid on borrowed securities and interest expense of the Underlying PIMCO Funds is 1.70%, 2.45% and 1.95% for the Class A, Class C and Class R shares, respectively.